Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000012080 | Amgen, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012080 | Vertex Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012080 | Gilead Sciences, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012080 | Regeneron Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012080 | Alnylam Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012080 | IQVIA Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012080 | Argenx SE, , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000012080 | Mettler-Toledo International, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012080 | Waters Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012080 | Biogen, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012080 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	81.10%
C000012080 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	15.10%
C000012080 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012080 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012080 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012080 | Chemicals
Holdings [Line Items]
Percent of Total Investments	0.00%
C000012040 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012040 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012040 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.60%
C000012040 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012040 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012040 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012040 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012040 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012040 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012040 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012040 | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.60%
C000012040 | Financials
Holdings [Line Items]
Percent of Total Investments	14.70%
C000012040 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000012040 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012040 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012040 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012040 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012040 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012040 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012040 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012040 | Materials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012047 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012047 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012047 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012047 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012047 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012047 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012047 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012047 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012047 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012047 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012047 | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.00%
C000012047 | Financials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000012047 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.30%
C000012047 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012047 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012047 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000012047 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012047 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012047 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012047 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012047 | Materials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012082 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012082 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012082 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012082 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012082 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012082 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012082 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012082 | Netflix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012082 | Salesforce, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012082 | Cisco Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012082 | Software
Holdings [Line Items]
Percent of Total Investments	29.40%
C000012082 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	24.20%
C000012082 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	17.10%
C000012082 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	10.50%
C000012082 | IT Services
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012082 | Entertainment
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012082 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012082 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012085 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012085 | Salesforce, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012085 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012085 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012085 | Adobe, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012085 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012085 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012085 | Palo Alto Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012085 | Crowdstrike Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012085 | Cadence Design Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012085 | Software
Holdings [Line Items]
Percent of Total Investments	97.00%
C000012085 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012085 | Entertainment
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012202 | SoundHound AI, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012202 | Scholar Rock Holding Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012202 | Archer Aviation, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012202 | VSE Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012202 | Tarsus Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012202 | Mirum Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012202 | OneSpaWorld Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012202 | Argan, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012202 | REV Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012202 | Perdoceo Education Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012202 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.60%
C000012202 | Financials
Holdings [Line Items]
Percent of Total Investments	25.40%
C000012202 | Health Care
Holdings [Line Items]
Percent of Total Investments	22.20%
C000012202 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012202 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012202 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000012202 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012202 | Energy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012202 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012202 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012202 | Materials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254700 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	12.60%
C000254700 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	10.50%
C000254700 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	10.00%
C000254700 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.60%
C000254700 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254700 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254700 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254700 | Netflix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254700 | Costco Wholesale Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254700 | T-Mobile US, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254700 | Information Technology
Holdings [Line Items]
Percent of Total Investments	52.50%
C000254700 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254700 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.20%
C000254700 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.20%
C000254700 | Industrials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254700 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254700 | Materials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254699 | Vertex Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254699 | Crowdstrike Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254699 | Analog Devices, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254699 | MercadoLibre, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254699 | Intel Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254699 | Micron Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000254699 | Lam Research Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254699 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254699 | Mondelez International, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254699 | Cintas Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254699 | Information Technology
Holdings [Line Items]
Percent of Total Investments	41.20%
C000254699 | Financials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000254699 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000254699 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.20%
C000254699 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000254699 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000254699 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.20%
C000254699 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254699 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000254699 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012086 | Exxon Mobil Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012086 | Chevron Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012086 | ConocoPhillips, , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012086 | Enbridge, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012086 | Williams Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012086 | EOG Resources, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012086 | Canadian Natural Resources Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012086 | ONEOK, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012086 | CRH plc, , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012086 | Schlumberger NV, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012086 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	68.60%
C000012086 | Metals & Mining
Holdings [Line Items]
Percent of Total Investments	13.40%
C000012086 | Energy Equipment & Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012086 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012086 | Construction Materials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012086 | Paper & Forest Products
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012074 | Sprouts Farmers Market, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012074 | Insmed, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012074 | FTAI Aviation Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012074 | Corcept Therapeutics, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | SouthState Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Carpenter Technology Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Applied Industrial Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Mueller Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Halozyme Therapeutics, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012074 | Beacon Roofing Supply, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012074 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.30%
C000012074 | Financials
Holdings [Line Items]
Percent of Total Investments	19.90%
C000012074 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.70%
C000012074 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012074 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012074 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000012074 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012074 | Energy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012074 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012074 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012074 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012073 | Sprouts Farmers Market, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012073 | Insmed, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012073 | FTAI Aviation Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012073 | Corcept Therapeutics, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012073 | Carpenter Technology Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012073 | Applied Industrial Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012073 | Mueller Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012073 | Halozyme Therapeutics, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012073 | HealthEquity, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012073 | ExlService Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012073 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000012073 | Financials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012073 | Health Care
Holdings [Line Items]
Percent of Total Investments	24.80%
C000012073 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012073 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012073 | Industrials
Holdings [Line Items]
Percent of Total Investments	22.90%
C000012073 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012073 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012073 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012073 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012073 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012072 | SouthState Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012072 | UMB Financial Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012072 | Old National Bancorp, , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012072 | Terreno Realty Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Primo Brands Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Jackson Financial, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Taylor Morrison Home Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Essent Group Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Essential Properties Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | GATX Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012072 | Financials
Holdings [Line Items]
Percent of Total Investments	30.70%
C000012072 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012072 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012072 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012072 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.30%
C000012072 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012072 | Energy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012072 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012072 | Real Estate
Holdings [Line Items]
Percent of Total Investments	11.30%
C000012072 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000183467 | iShares Russell 2000 ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	41.00%
C000183467 | EQT Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000183467 | Robinhood Markets, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000183467 | Expand Energy Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000183467 | Texas Pacific Land Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000183467 | Smurfit WestRock plc, , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000183467 | Carvana Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000183467 | NRG Energy, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | NiSource, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | Lennox International, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.30%
C000183467 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.10%
C000183467 | Financials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000183467 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.00%
C000183467 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.10%
C000183467 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000183467 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000183467 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000183467 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000183467 | Materials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000183467 | Investment Funds
Holdings [Line Items]
Percent of Total Investments	41.10%
C000183467 | Other Sectors
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012068 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012068 | Williams Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012068 | ONEOK, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Arthur J Gallagher & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012068 | AppLovin Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012068 | MicroStrategy, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012068 | Aflac, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Bank of New York Mellon Corp. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Kinder Morgan, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Hilton Worldwide Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012068 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.10%
C000012068 | Financials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000012068 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012068 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012068 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012068 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000012068 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012068 | Energy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012068 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012068 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012068 | Materials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012066 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012066 | AppLovin Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012066 | Cencora, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012066 | Targa Resources Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012066 | Ameriprise Financial, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012066 | Verisk Analytics, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012066 | Vistra Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012066 | Axon Enterprise, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012066 | Fastenal Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012066 | WW Grainger, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012066 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.00%
C000012066 | Financials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000012066 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.60%
C000012066 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.30%
C000012066 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012066 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000012066 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012066 | Energy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012066 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012066 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012066 | Materials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | Sprouts Farmers Market, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | RB Global, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012038 | Interactive Brokers Group, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012038 | EMCOR Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012038 | DocuSign, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012038 | Guidewire Software, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | Carlisle Cos., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | Burlington Stores, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | Equitable Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012038 | Dynatrace, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012038 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.30%
C000012038 | Financials
Holdings [Line Items]
Percent of Total Investments	16.50%
C000012038 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.30%
C000012038 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000012038 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012038 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.70%
C000012038 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012038 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012038 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012038 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012038 | Materials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012039 | Fidelity National Financial, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012039 | Reliance, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012039 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012039 | WP Carey, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | BioMarin Pharmaceutical, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | Unum Group, , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | Reinsurance Group of America, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | Flex Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012039 | Performance Food Group Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012039 | Antero Resources Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012039 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012039 | Financials
Holdings [Line Items]
Percent of Total Investments	21.00%
C000012039 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012039 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.60%
C000012039 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012039 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.20%
C000012039 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000012039 | Energy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012039 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012039 | Real Estate
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012039 | Materials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012044 | Corcept Therapeutics, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012044 | Essential Properties Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | Brinker International, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | Merit Medical Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | Armstrong World Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | SPX Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | ACI Worldwide, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Badger Meter, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Ryman Hospitality Properties, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Glaukos Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.10%
C000012044 | Financials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000012044 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.50%
C000012044 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.50%
C000012044 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012044 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000012044 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012044 | Energy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012044 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012044 | Real Estate
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012044 | Materials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012084 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.70%
C000012084 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012084 | Intel Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012084 | Micron Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012084 | Lam Research Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012084 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012084 | Texas Instruments, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.10%
C000012084 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.30%
C000012084 | QUALCOMM, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012084 | Monolithic Power Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012084 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	100.00%
C000254701 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	15.50%
C000254701 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	13.00%
C000254701 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	12.30%
C000254701 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.40%
C000254701 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254701 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254701 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254701 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254701 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254701 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254701 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.80%
C000254701 | Financials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000254701 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000254701 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000254701 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.70%
C000254701 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.00%
C000254701 | Energy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012083 | Cisco Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012083 | American Tower Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012083 | Crown Castle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	10.10%
C000012083 | Equinix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012083 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.60%
C000012083 | Fastly, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012083 | Uniti Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012083 | Telefonaktiebolaget LM Ericsson, , , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012083 | Arista Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012083 | Juniper Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012083 | Software
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012083 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012083 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012083 | IT Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012083 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	32.90%
C000012083 | Specialized REITs
Holdings [Line Items]
Percent of Total Investments	48.10%